Amortized Cost and Fair Value of Debt Securities by Contractual Maturity (Detail) (USD $)	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Due in one year or less, Amortized cost	$ 505,306
Due from one to five years, Amortized Cost	3,060,332
Due from five to ten years, Amortized cost	3,098,073
Due after ten years, Amortized cost	5,046,782
Mortgage backed securities, Amortized cost	30,897,452
Amortized Cost, Total	42,607,945
Due in one year or less, Fair Value	511,705
Due from one to five years, Fair Value	3,068,090
Due from five to ten years, Fair Value	3,047,528
Due after ten years, fair value	5,051,502
Mortgage-backed securities, Fair Value	30,880,902
Fair Value, Total	$ 42,559,727